THE ALGER FUNDS II
360 Park Avenue South
New York, New York 10010

December 30, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attn: Kim Browning

Re:                             The Alger Funds II (File Nos.: 811-1743, 33-98102)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds II (the “Trust”), we are filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 67 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).  The Amendment is marked to show changes made in response to comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 66 (“PEA 66”) to the Registration Statement filed with the SEC on October 31, 2016 pursuant to Rule 485(a)(1) under the Securities Act to change Alger Green Fund into Alger Responsible Investing Fund, and to make changes to Alger Dynamic Opportunities Fund (each, a “Fund” and together, the “Funds”).  The Amendment includes each Fund’s prospectus (the “Prospectus”), a statement of additional information (“SAI”) for the Fund, and Part C, as did PEA 66.  The Prospectus will be incorporated into either a combined Retail or a combined Institutional prospectus with other funds in the Alger Family of Funds in a filing to be made pursuant to Rule 497 under the Securities Act.

Comments were provided by telephone to me and Christopher Ullman by Kim Browning of the Staff on December 15, 2016.  For the convenience of the Staff, comments have been restated below in their entirety and the Trust’s response follows each comment.  Page references in the responses to the Prospectus and SAI are to those filed as part of PEA 66.  Capitalized terms used but not defined herein have the meanings assigned to them in PEA 66.

FILING

1.                                      Staff Comment:  The Staff requested that we file a response as correspondence via EDGAR, initially responding to the comments we received regarding Alger Responsible Investing Fund’s principal investment strategy, and the introduction to its performance chart.  The Staff requested that we respond to the remaining comments following the initial response.

Response:  We filed a response letter via EDGAR, responding to the two comments noted above, on December 20, 2016.  We are now responding to the remaining comments.

2.                                      Staff Comment:  The Staff requested that we change the name “Alger Green Fund” to “Alger Responsible Investing Fund” on the EDGAR system.

Response:  We will update EDGAR to reflect the Fund’s new name before the new name is effective on December 30, 2016.

PROSPECTUS

Cover Page

3.                                      Staff Comment:  The Staff requested that the Prospectus include only one date.  Rule 423 under the Securities Act makes clear that there should be only one date on the prospectus.  The Staff also referenced general Instruction C.3.(e) to Form N-1A regarding dates, and noted that this guidance applied to the SAI as well as the prospectus.

Response:  We explained that the reason we include a second date (e.g., March 1, 2016, As Revised December 30, 2016) is because we use combined multi-fund prospectuses, and we do not want to have to reprint each of the other summary prospectuses when we make a change only to one.  The Staff responded that this did not comply with Rule 423 under the Securities Act.  We intend to use only one date on any prospectus going forward.

ALGER RESPONSIBLE INVESTING FUND

Fund Fees and Expenses (page 4)

4.                                      Staff Comment:  In the preamble to the Fund Fees and Expenses table, there is a statement that “While the investment minimum is lower, you may qualify for sales charge discounts…”  Please delete the phrase “While the investment minimum is lower,” which is neither required nor permitted by Form N-1A.

Response:  We have deleted the phrase.

5.                                      Staff Comment:  In the Fund Fees and Expenses table, there is a line item for “Distribution and/or Service (12b-1) Fees.”  Please either delete the “and/or” or explain why it is appropriate.

Response:  Both because the fee table often applies to more than one class of shares, and because individual share classes may have charges that are a combination of distribution and service fees, we believe the “and/or” is appropriate.

6.                                      Staff Comment:  The Prospectus states that the Fund can leverage.  Please confirm supplementally that the costs of leveraging are reflected in the Fund’s fees and expenses.

Response:  We confirm that any costs related to leveraging are included in the Fund’s fee and expense table.

7.                                      Staff Comment:  The Prospectus does not indicate that there is a fee waiver in place for Class C Shares of the Fund.  Please confirm supplementally that there is no waiver applicable to the Class C Shares of the Fund.

Response:  We confirm that there is currently no waiver applicable to the Class C Shares of the Fund.

8.                                      Staff Comment:  Please confirm supplementally that the fee waiver agreement allows for the recoupment of management fees only if the Fund is under its expense cap during the period.

Response:  We confirm that the fee waiver agreement allows for the recoupment of management fees only if the Fund is under its expense cap during the period .

Principal Investment Strategy (page 5)

9.                                      Staff Comment:  The Prospectus states that the Fund can invest in foreign securities.  The Staff requested that if this includes investment in emerging markets securities, the Prospectus say so, and include the risks of investing in emerging markets securities, or, alternatively, that we confirm supplementally that investing in emerging markets securities is not a principal investment strategy of the Fund.

Response:  We confirm that investment in emerging markets securities is not a principal investment strategy of Alger Responsible Investing Fund.  As of June 30, 2016, Alger Green Fund had 1.60% of its assets in non-U.S. securities, none of which were emerging markets securities.  As of October 31, 2016, Alger Green Fund had 2.10% of its assets in non-U.S. securities, none of which were emerging markets securities.

Performance (page 9)

10.                               Staff Comment:  The Staff asked that the final sentence in the section, noted below, be deleted as it should only be included if the return after taxes is higher than the return before taxes pursuant to Item 4(b)(2)(iv)(D):

“A “Return After Taxes on Distributions and Sale of Fund Shares” may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.”

Response:  The sentence has been deleted where it is not appropriate.

ALGER DYNAMIC OPPORTUNITIES FUND

Fund Fees and Expenses (page 11)

11.                               Staff Comment:  Please explain that the fee waiver agreement allows for the recoupment of management fees only if the Fund is under its expense cap during the period, any time the waiver is mentioned.

Response:  Whenever there is a waiver in place, the footnote to the Fund Fees and Expenses table states that, “Fred Alger Management, Inc. may recoup reimbursed expenses during the one-year term of the expense reimbursement contract if the expense ratio falls below the stated limitation at the time of the reimbursement.”

Principal Investment Strategy (page 12)

12.                               Staff Comment:  The Prospectus states that the Fund “will generally maintain significant positions in cash and cash equivalents.”  Please enhance the disclosure explaining how the Fund will achieve its investment objective.

Response:  We believe the disclosure regarding the potential for significant cash positions is appropriate. The overwhelming majority of our significant cash positions result from taking short positions, as opposed to reducing gross exposure. For example, on November 30, the Fund held roughly a 47% cash exposure while the fund was at 145% gross exposure including cash, meaning that gross invested positions represented 98% of the Fund’s Net Asset Value. We believe the current disclosure reflects this situation adequately, and that we do not need to further explain why a large cash position may help the Fund achieve its investment objective.

13.                               Staff Comment:  The Prospectus states that the Fund “will have no specific guidelines or restrictions governing the concentration of the Fund’s portfolio in specific entities, sectors, or market capitalizations.”  Please revise the disclosure to state that the Fund “has no specific guidelines or restrictions governing the concentration of the Fund’s portfolio in specific entities, sectors, or market capitalizations.”

Response:  The requested change has been made.

14.                               Staff Comment:  Please respond supplementally whether the Fund has any concentration or focus.

Response:  We confirm that Alger Dynamic Opportunities Fund does not have a concentration or focus.

15.                               Staff Comment:  The Prospectus states that the Fund can invest in “options or other derivative instruments.”  Please add disclosure regarding what types of options the Fund will invest in, and their purpose.

Response:  The requested change has been made.

16.                               Staff Comment:  The Prospectus states that the Fund can invest in “options or other derivative instruments.”  Please add disclosure regarding what types of derivatives the Fund will invest in, and their purpose.  Please be aware of the observations included in Barry Miller’s July 30, 2010 letter to the ICI requesting that derivatives be described in a manner specific to the fund, and that the attendant risks be disclosed.  Please respond supplementally whether the Fund invests in credit default swaps or total return swaps.

Response:  The requested change has been made.  We note that derivatives are not a principal investment strategy of the Fund, and we confirm that the Fund does not invest in credit default swaps or total return swaps.

17.                               Staff Comment:  The Prospectus includes “Non-Diversification Risk” as a principal risk.  Please add this to the Fund’s principal strategies, and explain what it means.

Response:  The requested change has been made.

18.                               Staff Comment:  The Prospectus states that the Fund can invest in foreign securities.  The Staff requested that if this includes investment in emerging markets securities, the Prospectus say so, and include the risks of investing in emerging markets securities, or, alternatively, that we confirm supplementally that investing in emerging markets securities is not a principal investment strategy of the Fund.

Response:  We confirm that Alger Dynamic Opportunities Fund does not consider investment in emerging markets securities to be a principal investment strategy.  As of November 30, 2016, the Fund had3.8% of its gross exposure in non-U.S. securities, 1.6% of which were emerging markets securities.

19.                               Staff Comment:  The Staff inquired whether the Fund has the ability to invest in contingent convertible bonds, and asked whether this was a principal strategy of the Fund.  The Staff requested that if the Fund could invest in contingent convertible securities, the Fund consider what disclosure was appropriate (such as credit quality and conversion triggers), and provide a description and risk disclosure.  Additionally, the Fund should respond supplementally noting the percentage of assets currently invested in contingent convertible securities, and what percentage of assets the Fund proposed to invest in convertible securities.

Response:  We confirm supplementally that the Fund does not currently intend to invest in contingent convertible securities.

Performance (page 16)

20.                               Staff Comment:  The Staff asked that the final sentence in the section, noted below, be deleted as it should only be included if the return after taxes is higher than the return before taxes pursuant to Item 4(b)(2)(iv)(D):

“A ‘Return After Taxes on Distributions and Sale of Fund Shares’ may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.”

Response:  The sentence has been deleted where it is not appropriate.

Management (page 16)

21.                               Staff Comment:  Please confirm that Dan Chung, Patrick Kelly, and Greg Adams are jointly and primarily responsible for day-to-day management of the Fund’s portfolio.

Response:  We confirm that the portfolio managers listed in the Prospectus are jointly and primarily responsible for day-to-day management of the Fund’s portfolio, and we have revised the heading accordingly.

Introduction: The Alger Funds II (page 18)

22.                               Staff Comment:  The Staff found this section confusing, as it is not required by Item 9.  Please clarify what this disclosure ties to.  The Staff requested that we make clear that this information is part of the information required by Item 9 of Form N-1A.

Response:  We have deleted the “Introduction: The Alger Funds II” heading, and replaced it with the Item 9 heading to indicate that this information is responsive to Item 9 of Form N-1A.

Hypothetical Investment and Expense Information (page 19)

23.                               Staff Comment:  The second paragraph states that “To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or contractual arrangement, your actual expenses may be less.”  These Funds have waivers.  Please modify the language as appropriate.

Response:  This language is included in the statutory prospectus of each of the funds advised by Fred Alger Management, Inc.  It applies to many different funds and share classes.  This Prospectus will apply to funds and share classes with waivers, and to funds and share classes without waivers.

Additional Information About the Funds’ Investment Strategies and Investments (page 20)

24.                               Staff Comment:  The Staff stated that the Item 9 disclosure should not repeat the disclosure included in response to Item 4.  The Staff also referenced general Instruction C.3.(a) to Form N-1A, noting that this section should clarify the information included in the summary prospectus, but should not repeat it.

Response:  We have reduced the disclosures responsive to Item 9 to delete the repeated section regarding the Funds’ investment strategies.  We note that certain information is included in response to Item 9, but not Item 4, e.g., the sections under the heading “Other Applicable Risks,” entitled U.S. Government Securities, Illiquid and Restricted Securities, and Temporary Defensive and Interim Investments, on page 25 of the Prospectus.

Financial Highlights (page 27)

25.                               Staff Comment:  The Staff noted that there was a blank in the Financial Highlights paragraph.

Response:  We noted that the auditors’ name had been deleted in the 485(a) filing, but would be included in the 485(b) filing, which would also include the auditors’ consent.

Shareholder Information — Net Asset Value (page 32)

26.                               Staff Comment:  The Staff requested that we delete the last sentence in the first paragraph (“It may close on other days from time to time.”), as it is vague and does not comply with Item 11 of Form N-1A.

Response:  We have deleted the sentence.

Shareholder Information — Purchasing and Redeeming Fund Shares (page 33)

27.                               Staff Comment:  The Staff noted that the disclosure in the first paragraph was inconsistent because it referred to only the Transfer Agent receiving orders, but then stated that either the Transfer Agent or the Fund could reject a purchase order.  The Staff requested that we explain the inconsistency.

Response:  While the Transfer Agent alone is responsible for determining whether trades are received in good order, from time to time the Transfer Agent has a question, and may ask the Fund to give direction as to whether to reject a purchase order.  The Fund retains the authority to reject purchases.  We do not believe the language is inconsistent.

Shareholder Information — Waivers of Sales Charges (page 37)

28.                               Staff Comment:  The Staff requested that we confirm that these waivers are available to all shareholders, and not limited to shares held through a specific broker.

Response:  We confirm that the waivers listed are available to all shareholders who hold their shares directly with the Fund, and were not based on purchases made through any specific intermediaries.

Shareholder Information — Disclosure of Portfolio Holdings (page 45)

29.                               Staff Comment:  The Staff is concerned because they do not like selective disclosure of portfolio information.  The Prospectus states that certain information will be provided to shareholders who call to request it.  The Staff stated that requiring a phone call before providing disclosure makes the disclosure selective.  The Staff recommends that we post online any information provided to shareholders who requested information by telephone.

Response: We are restating our response to this comment from the correspondence we submitted to the SEC on behalf of The Alger Institutional Funds on July 27, 2016.

Investment Company Release 26287, dated December 11, 2003 (the “Release”) makes clear that the SEC’s mandate in amending Form N-1A was to make a fund’s practices with respect to disclosure of portfolio holdings clear, and to reinforce the fund’s and investment adviser’s obligations to prevent the misuse of material non-public information.  In 2003, the SEC proposed these new rules to prevent the “selective disclosure by some fund managers of their funds’ portfolio holdings in order to curry favor with large investors.”  The Release further states that the SEC does not want a fund’s disclosure policies to apply differently to different categories of investors, “including individual investors, institutional investors, intermediaries that distribute the fund’s shares, third-party service providers, and affiliated persons of the funds.”

The policy stated in the Fund’s Prospectus was drafted with the Release’s guidance in mind. By disclosing in the Prospectus what information we provide, and offering to provide it, or other specifically requested information, to any shareholder who calls to request it, we are eliminating any advantage given to larger investors.  Our intent is to be anything but selective, because we are not making distinctions based on the level of investment.  Our understanding of the Release is that preference must not be given to larger investors in the provision of non-public information.  The selective nature of the disclosure that led to the adoption of the Release had less to do with the method of obtaining the information than a distinction in the access shareholders had to information based on asset levels.

We believe that listing all the different types of information we have been asked to provide to shareholders, and offering to make that same information available to any shareholder who requests it (regardless of the nature of the shareholder or the level of the shareholder’s investment in the Fund) is the most transparent practice possible, and is not selective at all.

Shareholder Information — Redemptions by Funds (page 86)

30.                               Staff Comment:  The Staff noted that the disclosure in the second paragraph stating that “Each Fund and its agents reserve the right at any time to: reject or cancel any part of any purchase or exchange order…” was incorrect because an exchange was a purchase and a redemption, and the Fund could reject a purchase order, but not a redemption request under Section 22(e) under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Staff requested that we revise the disclosure.

Response:  We have made the requested change, clarifying that if an exchange request is rejected, the shareholder may nevertheless redeem the shares.

SAI

Investment Strategies and Policies — Certain Securities and Investment Techniques (page 90)

31.                               Staff Comment:  The Staff noted that Item 16 of Form N-1A required disclosure regarding non-principal strategies and risks, and requested that we distinguish between the principal and non-principal strategies and risks.

Response:  We have revised the SAI to indicate that each Fund’s principal investment strategies and risks are included in its Prospectus, and that the SAI includes disclosure of all investment strategies and risks.

Investment Strategies and Policies — Investment Restrictions (page 105)

32.                               Staff Comment:  The Staff noted that the Funds can borrow.  Please note what a Fund would do if it reached its borrowing limit.  Section18f-1 of the 1940 Act requires that a fund that reaches its borrowing limit take action to reduce its borrowing within three days.  Please add this requirement to the Funds’ enumerated policies or in the borrowing disclosure in the SAI.

Response:  The disclosure has been added as requested:

Except in the case of the percentage limitation set forth in Investment Restriction No. 1 and as may be stated otherwise, the percentage limitations contained in the foregoing restrictions and in the Funds’ other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund’s assets will not constitute a violation of the restriction.  With respect to the percentage limitation set forth in Investment Restriction No. 1, however, if borrowings exceed 33 1/3% of the value of the Fund’s total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings within three days (not including Sundays and holidays) thereafter at least to the extent of such excess.

Purchases (page 110)

33.                               Staff Comment:  The Staff noted that the SAI did not include the aggregate dollar amounts of the underwriting commissions and the amounts retained by the principal underwriter of the Funds for the last three years as required by Item 25(a)(3) of Form N-1A, and the commissions and compensation information required by Item 25(b) of From N-1A.  The Staff requested that we either provide the information, or explain why it was not applicable.

Response:  Some of this information was included under the heading “Distributor,” on page 124 of the filing.  We have expanded the section to respond to all the information required by Item 25.

Alger Responsible Investing Fund (page 122)

34.                               Staff Comment:  The Staff noted that the second part of the expense example provided was not required, and was not permissible.  The Staff requested that we explain why this information is permissible.

Response:  The expense examples have been deleted from the SAI.

35.                               Staff Comment:  The Staff asked that we confirm that if no reimbursement is being made pursuant to a waiver, the waiver is not reflected in the example.  Additionally, the Staff requested that we confirm that if reimbursement is being made pursuant to a waiver, the waiver is only reflected in the first year of any expenses presented in the example.

Response:  We confirm that if no reimbursement is being made pursuant to a waiver, the waiver is not reflected in the example.  Additionally, we confirm that if reimbursement is being made pursuant to a waiver, the waiver is only reflected in the first year of any expenses presented in the example.

36.                               Staff Comment:  The Staff noted that advisory, administration and custodian fees were provided for the fiscal years ended October 31, 2013, 2014, and 2015.  The Staff noted that 2016 numbers should be included.

Response:  The Funds are in the midst of completing their annual shareholder reports.  The updated information will be included in the 485(b) filing for the Funds in February, which will also serve as the annual update for the Funds.

INSTITUTIONAL PROSPECTUS AND SAI

37.                               Staff Comment:  The Staff noted that all comments made to the Retail Prospectus applied to the Institutional Prospectus as well, and requested that we affirm that all conforming changes be made.

Response:  We affirm that the requested changes have been made.

Should members of the Staff have any questions or comments regarding the Amendment, please contact me at 212.806.8833 or lmoss@alger.com.  We would be happy to incorporate any additional comments before we file the Amendment.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc:                                Hal Liebes, Esq.

Christopher Ullman, Esq.